Debt Securities in Issue (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Debt Securities in Issue
Debt securities in issue at March 31, 2022 and 2021 consisted of the following:

		At March 31,
	Interest rate	2022	2021

		(In millions)
SMFG:
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2021-2052	0.00%-4.31%	¥5,325,808	¥4,793,038
Unsubordinated bonds, payable in euros, due 2022-2033	0.00%-1.72%	825,503	891,662
Unsubordinated bonds, payable in Australian dollars, due 2022-2028	1.22%-4.13%	177,013	252,135
Unsubordinated bonds, payable in Hong Kong dollars, due 2028	3.54%	4,638	4,493
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2024-2030	0.30%-1.33%	471,753	605,472
Subordinated bonds, payable in United States dollars, due 2024-2041	2.14%-4.44%	451,272	342,931

Total SMFG		7,255,987	6,889,731

SMBC:
Commercial paper	(0.60%)-1.46%	1,229,180	978,109
Unsubordinated bonds:
Unsubordinated bonds, payable in United States dollars, due 2021-2045	2.80%-4.30%	542,129	576,458
Unsubordinated bonds, payable in euros, due 2022-2023	1.00%-2.75%	68,124	162,788
Unsubordinated bonds, payable in Australian dollars, due 2023-2025	2.90%-3.67%	12,048	11,408
Unsubordinated bonds, payable in Hong Kong dollars, due 2022-2025	2.55%-2.92%	11,672	23,722
Unsubordinated bonds, payable in Thai baht, due 2021	2.66%	—	7,080
Unsubordinated bonds, payable in Chinese yuan, due 2023	3.20%	19,239	16,828
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2021-2026	1.56%-2.21%	59,996	139,935
Subordinated bonds, payable in United States dollars, due 2022	4.85%	—	169,024

Total SMBC		1,942,388	2,085,352

Other subsidiaries:
Commercial paper	(0.01%)-1.21%	1,195,399	1,347,181
Unsubordinated bonds:
Unsubordinated bonds, payable in Japanese yen, due 2021-2050	0.01%-19.81%	165,051	252,354
Unsubordinated bonds, payable in United States dollars, due 2021-2037	0.01%-3.80%	205,438	197,654
Unsubordinated bonds, payable in euros, due2023-2029	0.01%-0.55%	444,969	422,121
Unsubordinated bonds, payable in Indonesian rupiah, due 2022-2024	7.55%-7.75%	8,474	7,553
Unsubordinated bonds, payable in Australian dollars, due 2021-2028	0.01%-0.75%	532	1,179
Unsubordinated bonds, payable in Turkish lira, due 2021-2023	0.01%-15.00%	822	2,444
Unsubordinated bonds, payable in Chinese yuan, due 2021-2022	0.00%	62,982	3,031
Unsubordinated bonds, payable in Indian rupee, due 2022-2029	5.50%-11.40%	126,395	—
Subordinated bonds:
Subordinated bonds, payable in Japanese yen, due 2028	4.00%-4.15%	20,000	20,000

Total other subsidiaries		2,230,062	2,253,517

Total debt securities in issue		¥11,428,437	¥11,228,600

Summary of Movement in Subordinated Bonds
The following table presents the movement in Subordinated bonds for the fiscal years ended March 31, 2022 and 2021.

	For the fiscal year ended March 31,
	2022	2021

	(In millions)
Subordinated bonds at beginning of period (1)	¥1,277,362	¥1,554,915
Cash flows:
Proceeds from issuance of subordinated bonds	95,533	90,135
Redemption of subordinated bonds	(382,600)	(361,820)
Non-cash changes:
Foreign exchange translations	47,143	14,201
Others	(34,417)	(20,069)

Subordinated bonds at end of period (1)	¥1,003,021	¥1,277,362

(1)	The balances are comprised of subordinated bonds issued by SMFG, SMBC and other subsidiaries.